EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	$ 6,832	$ 6,646	$ 7,072